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                  Supplement to Accumulation Life(R) Prospectus
                       Supplement dated April 29, 2005 to
                 Prospectus dated April 30, 1998 as supplemented

    THE DISCLOSURE SET FORTH BELOW REPLACES THE INFORMATION UNDER THE HEADING
    "FUND EXPENSES" FOUND IN THE PROSPECTUS AND ANY OTHER PRIOR SUPPLEMENTS.

                    SYMETRA SEPARATE ACCOUNT SL EXPENSE TABLE

PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2004. The table below shows the Total Annual Portfolio
Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net
Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

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
                                                                                                                 NET TOTAL ANNUAL
                                                                                                                     PORTFOLIO
                                                                                                                     OPERATING
                                                                                                                      EXPENSES
                                                                                     TOTAL        CONTRACTUAL        (AFTER ANY
                                                                                     ANNUAL     EXPENSE WAIVER     REIMBURSEMENT
                PORTFOLIO EXPENSES                       MANAGEMENT    OTHER       PORTFOLIO         OR              AND WAIVER
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)               FEES      EXPENSES      EXPENSES     REIMBURSEMENT       AGREEMENTS)
Pioneer Growth Opportunities VCT Portfolio --
Class I Shares (1)                                          0.74%       0.06%        0.80%          -0.01%             0.79%
Pioneer Fund VCT Portfolio - Class I Shares                 0.65%       0.06%        0.71%              -              0.71%
Pioneer Mid Cap Value  VCT Portfolio - Class I Shares       0.65%       0.07%        0.72%              -              0.72%
Pioneer Bond VCT Portfolio - Class I Shares (1)             0.50%       0.23%        0.73%          -0.11%             0.62%

(Initial Class shares only)
Fidelity VIP Money Market Portfolio                         0.20%       0.09%        0.29%              -              0.29%
Fidelity VIP High Income Portfolio                          0.58%       0.13%        0.71%              -              0.71%
Fidelity VIP Equity Income Portfolio                        0.47%       0.11%        0.58%          -0.01%(2)          0.57%(2)
Fidelity VIP Growth Portfolio                               0.58%       0.10%        0.68%          -0.03%(2)          0.65%(2)
Fidelity VIP Overseas Portfolio                             0.72%       0.19%        0.91%          -0.04%(2)          0.87%(2)
Fidelity VIP Investment Grade Bond Portfolio                0.43%       0.13%        0.56%              -              0.56%
Fidelity VIP Asset Manager(SM) Portfolio (3)                0.53%       0.12%        0.65%          -0.01%
Fidelity VIP Index 500 Portfolio                            0.10%       0.00%        0.10%(4)           -              0.10%
Fidelity VIP Asset Manager: Growth Portfolio                0.58%       0.16%        0.74%          -0.01%(2)          0.73%(2)
Fidelity VIP Contrafund(R) Portfolio                        0.57%       0.11%        0.68%          -0.02%(2)          0.66%(2)

ING VP Natural Resources Trust                              1.00%       0.33%(5)     1.33%              -              1.33%
ING VP Emerging Markets Fund                                0.85%       0.39%(5)     1.24%          +0.05%(6)          1.29%

(1) The expenses in the table above reflect the contractual expense limitation in effect through December 10, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.01% (Pioneer Small Cap Value II VCT Portfolio), 0.79% (Pioneer Growth Opportunities VCT Portfolio), and 0.62% (Pioneer Bond VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

(2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: 0.57% for the Fidelity VIP Equity-Income Portfolio - Initial Class shares; 0.65% for the Fidelity VIP Growth Portfolio - Initial Class shares; 0.66% for the Fidelity VIP Contrafund Portfolio - Initial Class shares; 0.93% for the Fidelity VIP Mid Cap Portfolio Service Class 2 Shares; 0.87% for the Fidelity VIP Overseas Portfolio - Initial Class

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Shares; 0.73% for the Fidelity VIP Asset Manager: Growth Portfolio - Initial
Class Shares; and 0.70% for the Fidelity VIP Growth Opportunities Portfolio - Initial Shares. These offsets may be discontinued at any time.

(3) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees.

(4) Effective March 1, 2005, the terms of the fund's expense limit were changed to make it more permanent. Under the new arrangement, management fees for the fund have been reduced to 0.10%, and fund expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending fees, or extraordinary expenses). Under the new contract, this expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is now required by contract and is no longer voluntary on the fund manager's part. The expense limit does not, however, apply to new funds or classes that may be created in the future.

(5) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

(6) ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupments by ING Investments, LLC within three years. The expense limit will continue through at May 1, 2006. Please see the underlying portfolio prospectus for more information.

The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

EXPLANATION OF EXPENSE TABLE

The purpose of the Expense Table is to show the various expenses you will incur directly and indirectly by investing in the policy. Changes to the portfolio expenses affect the results of the Appendix B and C in your prospectus and any previous supplements. Although we have chosen not to update Appendix B or C here, they still generally show how expenses and charges affect your contract value.


                      EXTENDED MATURITY BENEFIT ENDORSEMENT

The policy matures on the policy anniversary following the insured's 95th birthday. You can extend the maturity date of your policy until the death of the insured if the Extended Maturity Benefit Endorsement was approved for use in your state at the time your policy was issued. There is no charge for this endorsement. The endorsement is not effective unless we receive, prior to the maturity date, your written irrevocable election to use the benefit.

Under the endorsement and as of the maturity date:

- we transfer money in the portfolios to the fixed account as of the next close of the NYSE;
-  all riders on the policy terminate;
-  cost of insurance charges are no longer deducted;
-  the face amount will be equal to the net cash surrender value; and
-  the death benefit is set to Option A.

On the death of the insured, the death benefit under the endorsement is equal to the policy value less existing loans, and loan interest. The tax consequences of extending the maturity date past age 95 are unclear. You should consult your personal tax advisor before extending the policy maturity date.

                                 ADDRESS CHANGE:
       PLEASE NOTE THAT EFFECTIVE JULY 15, 2005, SYMETRA LIFE INSURANCE'S
                      PHYSICAL ADDRESS WILL BE CHANGED TO:
                         SYMETRA LIFE INSURANCE COMPANY
                                777 108TH AVE. NE
                               BELLEVUE, WA 98004